Equity-based compensation (Details) - USD ($) $ / shares in Units, $ in Thousands	5 Months Ended	6 Months Ended	7 Months Ended		12 Months Ended
	Dec. 31, 2022	Jun. 30, 2023	Aug. 15, 2022	Aug. 15, 2021	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Cost of revenue					$ 72
Sales and marketing					23
Product development					37
General and administrative					100,855	7,785
Total equity-based compensation					$ 100,987	$ 7,785
Options outstanding, beginning balance	3,070,151	1,456,695	3,084,650	3,017,191	3,084,650	3,017,191
Weighted average grant date fair value, beginning		$ 1.98	$ 10.25	$ 3.91	$ 10.25	$ 3.91
Options granted		15,138,947				214,642
Weighted average grant date fair value, granted	12,843,979	1.05				214,642
Options vested		(7,626,353)
Weighted average grant date fair value, vested	$ 2.33	$ 1.14	$ 10.25			$ 3.75
Options forfeited/redeemed		(322,010)	(14,499)			(147,183)
Weighted average grant date fair value, forfeited/redeemed	$ 1.98	$ 1.87	$ 10.25	$ 9.36		$ 30.00
Options outstanding,ending balance	1,456,695	8,647,279	3,070,151		1,456,695	3,084,650
Weighted average grant date fair value, ending	$ 1.98	$ 1.09			$ 1.98	$ 10.25